Risk and Capital Management - Summary of Liquidity Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 201,187	R$ 181,232	R$ 154,076
Pension plan, VGBL and individual life operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	197,587	177,800
Backing asset [Member] | Insurance Operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	3,600	3,432
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Related expenses [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 98	R$ 95
Liabilities(Duration in months)	128.4 months	116.8 months
Assets(Duration in months)	75.9 months	78.9 months
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2,111	R$ 1,882
Liabilities(Duration in months)	56.7 months	24.7 months
Assets(Duration in months)	12.6 months	12 months
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | IBNR, PDR e PSL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 927	R$ 985
Liabilities(Duration in months)	48 months	20.4 months
Assets(Duration in months)	18.5 months	18.3 months
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 562	R$ 565
Liabilities(Duration in months)	99.2 months	70.6 months
Assets(Duration in months)	32.3 months	26.2 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 13	R$ 16
Assets(Duration in months)	11 months	9.7 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unsettled Claims [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 43	R$ 37
Assets(Duration in months)	11 months	9.8 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | IBNR [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 25	R$ 28
Liabilities(Duration in months)	15.4 months	17 months
Assets(Duration in months)	11 months	9.7 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 310	R$ 275
Assets(Duration in months)	11 months	9.8 months
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2,820	R$ 2,404
Liabilities(Duration in months)	120.4 months	116.8 months
Assets(Duration in months)	71.4 months	79.1 months
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - PGBL/ VGBL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 187,908	R$ 169,149
Liabilities(Duration in months)	182 months	197.2 months
Assets(Duration in months)	28.2 months	38.9 months
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - traditional [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 4,815	R$ 4,454
Liabilities(Duration in months)	209 months
Assets(Duration in months)	91.7 months	95.1 months
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 948	R$ 737
Liabilities(Duration in months)	165.5 months	116.8 months
Assets(Duration in months)	91.7 months	95.1 months
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 607	R$ 605
Liabilities(Duration in months)	208.8 months	116.8 months
Assets(Duration in months)	91.5 months	95 months